Shareholders' Equity - Share capital (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of classes of share capital [line items]
Share capital	$ 23,531	$ 22,726
Class A ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)	105,371,800	91,979,704	75,505,973
Share capital	$ 10,537	$ 9,198	$ 7,550
Class B ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)	129,942,506	135,283,942	140,696,234
Share capital	$ 12,994	$ 13,528	$ 14,070
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)	235,314,306	227,263,646
Share capital	$ 23,531	$ 22,726